Income Taxes - Reconciliation of the differences between statutory income tax rate and the effective income tax rate (Details)	9 Months Ended	12 Months Ended				27 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Reconciliation
Statutory EIT rate		25.00%	25.00%	25.00%
Effect of non-deductible expenses/(gain)		(0.18%)	(1.87%)	16.97%
Tax incentives for research and development expense		2.23%	11.32%	(49.14%)
Tax incentives for wages of disabled staff		0.02%	0.05%	(0.16%)
Preferential tax rate		0.19%	0.62%	(4.20%)
Change in valuation allowance		(26.59%)	(33.14%)	2.52%
Tax rate difference from statutory rate in other jurisdictions		(0.72%)	(1.93%)	10.44%
Effective income tax rate		(0.05%)	0.05%	1.43%
Percentage of tax incentives on research and development expenses	175.00%				175.00%	200.00%